PGIM Laddered Nasdaq-100 Buffer 12 ETF Average Annual Total Returns		12 Months Ended
	Oct. 31, 2025	Dec. 31, 2025		Dec. 31, 2025
Nasdaq-100 Price Return Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent		20.17%	[1]	20.17%
No Share Class
Prospectus [Line Items]
Average Annual Return, Percent		15.06%		15.24%
Performance Inception Date	Dec. 27, 2024
No Share Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		15.05%		15.23%
Performance Inception Date	Dec. 27, 2024
No Share Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		11.47%		9.02%
Performance Inception Date	Dec. 27, 2024

[1]	Since Inception returns for the Index are measured from the month-end closest to the Fund's inception date.